Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap Multi-Factor Index ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated March 31, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. MEGA-CAP MULTI-FACTOR INDEX ETF
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the last sentence of the third paragraph, and replace with the below sentence. This revision is to clarify disclosure; there has not been a change to the underlying index or its methodology.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Securities of the remaining companies are equally weighted and volatility adjusted, which gives higher weight to securities that are less volatile.